DEBT - Senior Notes (Details) - USD ($)	Apr. 26, 2016	Dec. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 12, 2015
Debt Instrument [Line Items]
Principal Amount		$ 4,693,675,000
Repayments of lines of credit	$ 1,477,200,000
10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Stated interest rate			10.875%
Senior Notes
Debt Instrument [Line Items]
Principal Amount		16,289,245,000
Senior Notes | 5.5% Notes due April 15, 2027
Debt Instrument [Line Items]
Principal Amount		$ 1,310,000,000			$ 1,310,000,000
Stated interest rate		5.50%			5.50%
Deferred financing costs					$ 5,575,000
Senior Notes | 6.625% Notes due October 15, 2025
Debt Instrument [Line Items]
Principal Amount		$ 1,000,000,000
Stated interest rate		6.625%
Issued percentage of par		100.00%
Senior Notes | 10.875% Notes due October 15, 2025
Debt Instrument [Line Items]
Principal Amount		$ 1,684,221,000		$ 2,000,000,000
Stated interest rate		10.875%
Issued percentage of par		100.00%
Senior Notes | 10.125% Notes due January 15, 2023
Debt Instrument [Line Items]
Principal Amount		$ 1,800,000,000
Stated interest rate		10.125%
Issued percentage of par		100.00%
Senior Notes | Cablevision Acquisition Notes
Debt Instrument [Line Items]
Deferred financing costs		$ 76,579,000
Senior Notes | 5.375% Senior Notes due July 15, 2023
Debt Instrument [Line Items]
Principal Amount		$ 1,100,000,000				$ 1,100,000,000
Stated interest rate		5.375%				5.375%
Issued percentage of par						100.00%
Senior Notes | 5.5% Senior Notes due May 15, 2026
Debt Instrument [Line Items]
Principal Amount	$ 1,500,000,000
Stated interest rate	5.50%
Senior Notes | Cequel Senior Secured Notes
Debt Instrument [Line Items]
Deferred financing costs		$ 13,773,000
Senior Notes | 7.75% Senior Notes due July 15, 2025
Debt Instrument [Line Items]
Principal Amount		$ 620,000,000				$ 300,000,000
Stated interest rate		7.75%				7.75%
Issued percentage of par						100.00%
Senior Notes | Holdco Senior Notes 7.75% due 2025
Debt Instrument [Line Items]
Principal Amount						$ 320,000,000
Stated interest rate						7.75%
Issued percentage of par						98.275%